Distribution Date:	01/13/25	GS Mortgage Securities Trust 2019-GSA1
Determination Date:	01/06/25
Next Distribution Date:	02/12/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2019-GSA1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 2)	15-16		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36261PAQ5	2.048800%	14,908,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36261PAR3	2.612600%	26,937,000.00	8,319,070.60	0.00	18,112.00	0.00	0.00	18,112.00	8,319,070.60	31.24%	30.00%
A-3	36261PAS1	2.794000%	181,247,000.00	181,247,000.00	0.00	422,003.43	0.00	0.00	422,003.43	181,247,000.00	31.24%	30.00%
A-4	36261PAT9	3.047900%	361,331,000.00	361,331,000.00	0.00	917,750.63	0.00	0.00	917,750.63	361,331,000.00	31.24%	30.00%
A-AB	36261PAU6	2.988100%	20,542,000.00	20,175,058.80	345,193.63	50,237.58	0.00	0.00	395,431.21	19,829,865.17	31.24%	30.00%
A-S	36261PAX0	3.339900%	74,540,000.00	74,540,000.00	0.00	207,463.46	0.00	0.00	207,463.46	74,540,000.00	22.26%	21.38%
B	36261PAY8	3.511100%	39,971,000.00	39,971,000.00	0.00	116,951.82	0.00	0.00	116,951.82	39,971,000.00	17.44%	16.75%
C	36261PAZ5	3.804310%	36,730,000.00	36,730,000.00	0.00	116,443.60	0.00	0.00	116,443.60	36,730,000.00	13.02%	12.50%
D	36261PAA0	2.800000%	24,847,000.00	24,847,000.00	0.00	57,976.33	0.00	0.00	57,976.33	24,847,000.00	10.02%	9.63%
E	36261PAE2	2.800000%	19,445,000.00	19,445,000.00	0.00	45,371.67	0.00	0.00	45,371.67	19,445,000.00	7.68%	7.38%
F-RR	36261PAG7	3.804310%	21,606,000.00	21,606,000.00	0.00	68,496.61	0.00	0.00	68,496.61	21,606,000.00	5.08%	4.88%
G-RR	36261PAJ1	3.804310%	8,642,000.00	8,642,000.00	0.00	27,397.37	0.00	0.00	27,397.37	8,642,000.00	4.03%	3.88%
H-RR*	36261PAL6	3.804310%	33,489,960.00	33,489,960.00	0.00	100,357.25	0.00	0.00	100,357.25	33,489,960.00	0.00%	0.00%
R	36261PAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
Regular SubTotal			864,235,960.00	830,343,089.40	345,193.63	2,148,561.75	0.00	0.00	2,493,755.38	829,997,895.77

X-A	36261PAV4	0.801454%	679,505,000.00	645,612,129.40	0.00	431,190.29	0.00	0.00	431,190.29	645,266,935.77
X-B	36261PAW2	0.293210%	39,971,000.00	39,971,000.00	0.00	9,766.59	0.00	0.00	9,766.59	39,971,000.00
X-D	36261PAC6	1.004310%	44,292,000.00	44,292,000.00	0.00	37,069.09	0.00	0.00	37,069.09	44,292,000.00
Notional SubTotal			763,768,000.00	729,875,129.40	0.00	478,025.97	0.00	0.00	478,025.97	729,529,935.77

Deal Distribution Total					345,193.63	2,626,587.72	0.00	0.00	2,971,781.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36261PAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36261PAR3	308.83433938	0.00000000	0.67238371	0.00000000	0.00000000	0.00000000	0.00000000	0.67238371	308.83433938
A-3	36261PAS1	1,000.00000000	0.00000000	2.32833332	0.00000000	0.00000000	0.00000000	0.00000000	2.32833332	1,000.00000000
A-4	36261PAT9	1,000.00000000	0.00000000	2.53991667	0.00000000	0.00000000	0.00000000	0.00000000	2.53991667	1,000.00000000
A-AB	36261PAU6	982.13702658	16.80428537	2.44560315	0.00000000	0.00000000	0.00000000	0.00000000	19.24988852	965.33274121
A-S	36261PAX0	1,000.00000000	0.00000000	2.78325007	0.00000000	0.00000000	0.00000000	0.00000000	2.78325007	1,000.00000000
B	36261PAY8	1,000.00000000	0.00000000	2.92591679	0.00000000	0.00000000	0.00000000	0.00000000	2.92591679	1,000.00000000
C	36261PAZ5	1,000.00000000	0.00000000	3.17025864	0.00000000	0.00000000	0.00000000	0.00000000	3.17025864	1,000.00000000
D	36261PAA0	1,000.00000000	0.00000000	2.33333320	0.00000000	0.00000000	0.00000000	0.00000000	2.33333320	1,000.00000000
E	36261PAE2	1,000.00000000	0.00000000	2.33333350	0.00000000	0.00000000	0.00000000	0.00000000	2.33333350	1,000.00000000
F-RR	36261PAG7	1,000.00000000	0.00000000	3.17025872	0.00000000	0.00000000	0.00000000	0.00000000	3.17025872	1,000.00000000
G-RR	36261PAJ1	1,000.00000000	0.00000000	3.17025804	0.00000000	0.00000000	0.00000000	0.00000000	3.17025804	1,000.00000000
H-RR	36261PAL6	1,000.00000000	0.00000000	2.99663690	0.17362189	6.52700571	0.00000000	0.00000000	2.99663690	1,000.00000000
R	36261PAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36261PAV4	950.12123443	0.00000000	0.63456529	0.00000000	0.00000000	0.00000000	0.00000000	0.63456529	949.61322694
X-B	36261PAW2	1,000.00000000	0.00000000	0.24434190	0.00000000	0.00000000	0.00000000	0.00000000	0.24434190	1,000.00000000
X-D	36261PAC6	1,000.00000000	0.00000000	0.83692518	0.00000000	0.00000000	0.00000000	0.00000000	0.83692518	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/24 - 12/30/24	30	0.00	18,112.00	0.00	18,112.00	0.00	0.00	0.00	18,112.00	0.00
A-3	12/01/24 - 12/30/24	30	0.00	422,003.43	0.00	422,003.43	0.00	0.00	0.00	422,003.43	0.00
A-4	12/01/24 - 12/30/24	30	0.00	917,750.63	0.00	917,750.63	0.00	0.00	0.00	917,750.63	0.00
A-AB	12/01/24 - 12/30/24	30	0.00	50,237.58	0.00	50,237.58	0.00	0.00	0.00	50,237.58	0.00
X-A	12/01/24 - 12/30/24	30	0.00	431,190.29	0.00	431,190.29	0.00	0.00	0.00	431,190.29	0.00
X-B	12/01/24 - 12/30/24	30	0.00	9,766.59	0.00	9,766.59	0.00	0.00	0.00	9,766.59	0.00
A-S	12/01/24 - 12/30/24	30	0.00	207,463.46	0.00	207,463.46	0.00	0.00	0.00	207,463.46	0.00
B	12/01/24 - 12/30/24	30	0.00	116,951.82	0.00	116,951.82	0.00	0.00	0.00	116,951.82	0.00
C	12/01/24 - 12/30/24	30	0.00	116,443.60	0.00	116,443.60	0.00	0.00	0.00	116,443.60	0.00
D	12/01/24 - 12/30/24	30	0.00	57,976.33	0.00	57,976.33	0.00	0.00	0.00	57,976.33	0.00
X-D	12/01/24 - 12/30/24	30	0.00	37,069.09	0.00	37,069.09	0.00	0.00	0.00	37,069.09	0.00
E	12/01/24 - 12/30/24	30	0.00	45,371.67	0.00	45,371.67	0.00	0.00	0.00	45,371.67	0.00
F-RR	12/01/24 - 12/30/24	30	0.00	68,496.61	0.00	68,496.61	0.00	0.00	0.00	68,496.61	0.00
G-RR	12/01/24 - 12/30/24	30	0.00	27,397.37	0.00	27,397.37	0.00	0.00	0.00	27,397.37	0.00
H-RR	12/01/24 - 12/30/24	30	212,102.15	106,171.83	0.00	106,171.83	5,814.59	0.00	0.00	100,357.25	218,589.16
Totals			212,102.15	2,632,402.30	0.00	2,632,402.30	5,814.59	0.00	0.00	2,626,587.72	218,589.16

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,971,781.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,732,874.68	Master Servicing Fee	4,874.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,999.00
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	357.51
ARD Interest	0.00	Operating Advisor Fee	1,287.03
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.36
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,732,874.68	Total Fees	12,725.66

Principal		Expenses/Reimbursements
Scheduled Principal	345,193.63	Reimbursement for Interest on Advances	2,302.26
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,512.33
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	345,193.63	Total Expenses/Reimbursements	5,814.59

		Interest Reserve Deposit	87,746.74

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,626,587.72
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	345,193.63
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,971,781.35
Total Funds Collected	3,078,068.31	Total Funds Distributed	3,078,068.34

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	830,343,090.25	830,343,090.25	Beginning Certificate Balance	830,343,089.40
(-) Scheduled Principal Collections	345,193.63	345,193.63	(-) Principal Distributions	345,193.63
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	829,997,896.62	829,997,896.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	830,385,286.18	830,385,286.18	Ending Certificate Balance	829,997,895.77
Ending Actual Collateral Balance	830,085,990.10	830,085,990.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	29,574,777.41	3.56%	56	4.0474	NAP	Defeased	3	29,574,777.41	3.56%	56	4.0474	NAP
$5,000,000 or less	10	40,756,841.10	4.91%	56	3.9228	2.266059	1.60 or less	6	72,833,701.20	8.78%	57	3.9287	1.352982
$5,000,001 to $10,000,000	10	82,966,661.91	10.00%	57	3.8348	2.239468	1.61 to 1.80	9	146,383,818.74	17.64%	56	3.9514	1.730643
$10,000,001 to $15,000,000	10	126,550,673.83	15.25%	56	3.9153	2.099130	1.81 to 2.00	1	24,049,675.26	2.90%	56	4.3000	1.930000
$15,000,001 to $20,000,000	4	75,744,924.37	9.13%	57	3.8065	2.202153	2.01 to 2.50	19	303,144,157.53	36.52%	56	3.7627	2.238095
$20,000,001 to $30,000,000	7	176,937,058.95	21.32%	51	3.8500	2.609954	2.51 to 3.00	8	130,671,012.49	15.74%	57	3.6622	2.779740
$30,000,001 to $40,000,000	7	247,466,959.05	29.82%	55	3.7803	2.406899	3.01 to 4.00	5	119,340,753.99	14.38%	47	3.7756	3.486980
$40,000,001 or greater	1	50,000,000.00	6.02%	57	3.4800	2.090000	4.01 or greater	1	4,000,000.00	0.48%	55	3.7000	4.100000
Totals	52	829,997,896.62	100.00%	55	3.8220	2.322050	Totals	52	829,997,896.62	100.00%	55	3.8220	2.322050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	29,574,777.41	3.56%	56	4.0474	NAP
							Defeased	3	29,574,777.41	3.56%	56	4.0474	NAP
Arizona	5	41,924,073.84	5.05%	56	3.8011	2.408830
							Industrial	5	22,485,143.60	2.71%	57	3.8160	1.988587
California	19	170,888,512.93	20.59%	56	3.8540	2.465398
							Lodging	14	110,817,049.23	13.35%	57	4.2427	2.312638
Colorado	1	27,873,360.55	3.36%	21	3.5200	3.300000
							Mixed Use	12	132,024,204.32	15.91%	56	3.6050	2.242024
Florida	4	36,614,452.03	4.41%	56	3.9950	3.401059
							Multi-Family	10	163,075,350.88	19.65%	57	3.7591	2.128251
Georgia	1	20,014,023.14	2.41%	58	4.3500	1.400000
							Office	11	142,755,042.32	17.20%	56	3.7346	2.497111
Illinois	1	35,000,000.00	4.22%	55	3.6600	1.690000
							Retail	23	210,379,701.65	25.35%	51	3.8064	2.477524
Louisiana	1	11,263,979.78	1.36%	56	4.2500	1.680000
							Self Storage	5	18,886,627.24	2.28%	55	3.9023	2.688481
Michigan	2	8,983,286.28	1.08%	57	4.5500	2.180000
							Totals	83	829,997,896.62	100.00%	55	3.8220	2.322050
Mississippi	1	4,304,023.39	0.52%	57	4.1000	1.630000

Montana	1	8,000,000.00	0.96%	57	4.1560	1.750000

Nevada	3	32,256,373.29	3.89%	54	3.7690	3.156228

New Jersey	6	103,220,675.40	12.44%	56	3.8363	2.488945

New York	13	74,600,000.01	8.99%	56	3.7369	1.957641

North Carolina	4	23,089,077.00	2.78%	56	4.0403	2.026662

Oklahoma	2	18,694,924.37	2.25%	58	4.1000	2.190000

Pennsylvania	4	60,504,049.35	7.29%	57	3.6224	2.062223

Texas	8	101,053,960.40	12.18%	57	3.6035	2.205842

Virginia	3	12,028,347.48	1.45%	56	4.1005	2.651629

Washington	1	10,110,000.00	1.22%	56	3.6100	1.480000

Totals	83	829,997,896.62	100.00%	55	3.8220	2.322050

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	29,574,777.41	3.56%	56	4.0474	NAP	Defeased	3	29,574,777.41	3.56%	56	4.0474	NAP
	3.500% or less	7	135,800,000.00	16.36%	57	3.4209	2.063476	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	15	297,409,373.04	35.83%	53	3.6703	2.593227	Totals	52	829,997,896.62	100.00%	55	3.8220	2.322050
	3.751% to 4.000%	9	126,318,624.42	15.22%	57	3.8442	2.423054
	4.001% to 4.250%	12	168,798,137.07	20.34%	56	4.1166	2.321299
	4.251% to 4.500%	4	58,713,698.40	7.07%	57	4.3404	1.661333
	4.501% or greater	2	13,383,286.28	1.61%	56	4.5664	1.913698
	Totals	52	829,997,896.62	100.00%	55	3.8220	2.322050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	29,574,777.41	3.56%	56	4.0474	NAP	Defeased	3	29,574,777.41	3.56%	56	4.0474	NAP
	83 months or less	49	800,423,119.21	96.44%	55	3.8137	2.339428	Interest Only	33	632,403,512.93	76.19%	56	3.7503	2.376451
84 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	298 months or less	16	168,019,606.28	20.24%	51	4.0523	2.200078
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	829,997,896.62	100.00%	55	3.8220	2.322050	331 months to 357 months	0	0.00	0.00%	0	0.0000	0.000000
								358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	829,997,896.62	100.00%	55	3.8220	2.322050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	29,574,777.41	3.56%	56	4.0474	NAP			No outstanding loans in this group
Underwriter's Information		4	38,200,000.00	4.60%	57	3.6199	1.928325
	12 months or less	39	676,490,885.17	81.51%	55	3.8129	2.425228
	13 months to 24 months	6	85,732,234.04	10.33%	57	3.9058	1.845584
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	829,997,896.62	100.00%	55	3.8220	2.322050
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A4	30316210	Various Various		CA	Actual/360	4.059%	117,045.29	0.00	0.00	N/A	05/06/29	--	33,486,959.05	33,486,959.05	01/06/25
1A6	30316212				Actual/360	4.059%	50,162.27	0.00	0.00	N/A	05/06/29	--	14,351,553.88	14,351,553.88	01/06/25
14	30316469	RT	Las Vegas	NV	Actual/360	3.741%	80,531.11	0.00	0.00	N/A	07/01/29	--	25,000,000.00	25,000,000.00	01/01/25
6	30316636	MU	Chicago	IL	Actual/360	3.660%	110,308.33	0.00	0.00	N/A	08/06/29	--	35,000,000.00	35,000,000.00	01/06/25
22	30316641	OF	Various	Various	Actual/360	3.370%	43,529.17	0.00	0.00	N/A	08/06/29	--	15,000,000.00	15,000,000.00	01/06/25
3A1	30316984	OF	San Mateo	CA	Actual/360	3.780%	113,925.00	0.00	0.00	N/A	10/06/29	--	35,000,000.00	35,000,000.00	01/06/25
3A2	30316985				Actual/360	3.780%	48,336.75	0.00	0.00	N/A	10/06/29	--	14,850,000.00	14,850,000.00	01/06/25
4	30316986	MF	Whittier	CA	Actual/360	3.880%	125,291.67	0.00	0.00	N/A	10/06/29	--	37,500,000.00	37,500,000.00	01/06/25
8	30316987	Various Brooklyn		NY	Actual/360	3.710%	111,815.28	0.00	0.00	N/A	09/06/29	--	35,000,000.00	35,000,000.00	01/06/25
9	30316988	MF	Laredo	TX	Actual/360	3.680%	90,313.33	0.00	0.00	N/A	10/06/29	--	28,500,000.00	28,500,000.00	01/06/25
11	30316989	LO	Various	Various	Actual/360	4.300%	89,196.75	39,469.82	0.00	N/A	09/06/29	--	24,089,145.08	24,049,675.26	12/06/24
12	30316990	Various Houston		TX	Actual/360	3.400%	76,122.22	0.00	0.00	N/A	10/06/29	--	26,000,000.00	26,000,000.00	01/06/25
13	30316992	LO	Kissimmee	FL	Actual/360	4.150%	91,127.08	0.00	0.00	N/A	10/06/29	--	25,500,000.00	25,500,000.00	01/06/25
15A4	30316993	Various New York		NY	Actual/360	3.340%	28,761.11	0.00	0.00	N/A	10/06/29	--	10,000,000.00	10,000,000.00	01/06/25
15A5	30316994				Actual/360	3.340%	28,761.11	0.00	0.00	N/A	10/06/29	--	10,000,000.00	10,000,000.00	01/06/25
15A6	30316995				Actual/360	3.340%	14,380.56	0.00	0.00	N/A	10/06/29	--	5,000,000.00	5,000,000.00	01/06/25
16	30316996	IN	Moorpark	CA	Actual/360	3.950%	68,545.06	37,514.01	0.00	N/A	09/06/29	--	20,152,079.31	20,114,565.30	01/06/25
17	30316997	LO	Atlanta	GA	Actual/360	4.350%	75,098.13	34,420.46	0.00	N/A	11/06/29	--	20,048,443.60	20,014,023.14	12/06/24
18	30316998	LO	Tulsa	OK	Actual/360	4.100%	66,144.93	40,067.15	0.00	N/A	11/06/29	--	18,734,991.52	18,694,924.37	01/06/25
19	30316999	MF	Anaheim	CA	Actual/360	3.440%	58,652.00	0.00	0.00	N/A	10/06/29	--	19,800,000.00	19,800,000.00	01/06/25
20	30317000	MF	Jersey City	NJ	Actual/360	4.080%	65,875.00	0.00	0.00	N/A	10/06/29	--	18,750,000.00	18,750,000.00	12/06/24
21	30317001	MF	Leonia	NJ	Actual/360	3.625%	57,748.26	0.00	0.00	N/A	10/06/29	--	18,500,000.00	18,500,000.00	01/06/25
23	30317002	LO	Raleigh	NC	Actual/360	4.150%	48,599.17	24,316.33	0.00	N/A	10/05/29	--	13,599,456.50	13,575,140.17	01/06/25
25	30317005	OF	Hamilton	NJ	Actual/360	4.150%	47,171.67	0.00	0.00	N/A	10/05/29	--	13,200,000.00	13,200,000.00	12/06/24
26	30317006	RT	Scottsdale	AZ	Actual/360	3.740%	40,256.94	0.00	0.00	N/A	10/05/29	--	12,500,000.00	12,500,000.00	01/06/25
27	30317007	RT	Baton Rouge	LA	Actual/360	4.250%	41,282.96	16,372.40	0.00	N/A	09/06/29	--	11,280,352.18	11,263,979.78	01/06/25
28	30317008	OF	Tinton Falls	NJ	Actual/360	3.750%	37,135.42	0.00	0.00	N/A	11/06/29	--	11,500,000.00	11,500,000.00	01/06/25
29	30317009	RT	Glendale	AZ	Actual/360	3.940%	33,809.35	15,293.19	0.00	N/A	10/05/29	--	9,965,095.22	9,949,802.03	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30317010	LO	Various	MI	Actual/360	4.550%	35,283.14	21,980.98	0.00	N/A	10/06/29	--	9,005,267.26	8,983,286.28	01/06/25
31	30317011	RT	New City	NY	Actual/360	4.430%	38,910.17	0.00	0.00	N/A	09/06/29	--	10,200,000.00	10,200,000.00	01/06/25
34	30317012	IN	Los Angeles	CA	Actual/360	3.865%	29,953.75	0.00	0.00	N/A	10/05/29	--	9,000,000.00	9,000,000.00	01/06/25
35	30317013	RT	Missoula	MT	Actual/360	4.156%	28,630.22	0.00	0.00	N/A	10/06/29	--	8,000,000.00	8,000,000.00	01/06/25
36	30317014	OF	Walnut Creek	CA	Actual/360	4.000%	23,766.67	0.00	0.00	N/A	09/06/29	--	6,900,000.00	6,900,000.00	01/06/25
			Springettsbury Townsh
37	30317015	RT		PA	Actual/360	4.000%	18,806.51	10,077.12	0.00	N/A	09/06/29	--	5,459,955.77	5,449,878.65	01/06/25

38	30317016	SS	Yuma	AZ	Actual/360	4.150%	19,905.61	8,288.38	0.00	N/A	08/06/29	--	5,570,166.75	5,561,878.37	01/06/25
40	30317017	IN	Cherry Hill	NJ	Actual/360	3.850%	15,907.39	7,533.02	0.00	N/A	09/06/29	--	4,798,208.42	4,790,675.40	12/06/24
41	30317018	RT	Gilbert	AZ	Actual/360	3.800%	14,711.84	8,586.03	0.00	N/A	09/06/29	--	4,495,979.47	4,487,393.44	01/06/25
42	30317019	IN	Tupelo	MS	Actual/360	4.100%	15,223.05	7,777.19	0.00	N/A	10/06/29	--	4,311,800.58	4,304,023.39	01/06/25
43	30317020	MU	Houston	TX	Actual/360	4.310%	16,515.68	0.00	0.00	N/A	10/05/29	--	4,450,000.00	4,450,000.00	01/06/25
44	30317021	MF	New York	NY	Actual/360	4.600%	17,428.89	0.00	0.00	N/A	08/06/29	--	4,400,000.00	4,400,000.00	12/06/24
45	30317022	RT	Brownsville	TX	Actual/360	4.600%	15,911.80	6,670.18	0.00	N/A	09/06/29	--	4,017,003.64	4,010,333.46	12/06/24
46	30317023	SS	Greensboro	NC	Actual/360	3.796%	12,575.88	6,519.04	0.00	N/A	08/06/29	--	3,847,272.59	3,840,753.55	01/06/25
47	30317024	SS	Virginia Beach	VA	Actual/360	3.700%	12,744.44	0.00	0.00	N/A	08/06/29	--	4,000,000.00	4,000,000.00	01/06/25
48	30317025	SS	High Point	NC	Actual/360	3.700%	10,769.43	5,800.76	0.00	N/A	09/06/29	--	3,380,118.02	3,374,317.26	01/06/25
49	30317026	SS	Carson City	NV	Actual/360	4.150%	7,550.40	3,143.87	0.00	N/A	08/06/29	--	2,112,821.93	2,109,678.06	01/06/25
5	30503528	MU	Bridgewater	NJ	Actual/360	3.730%	117,171.73	0.00	0.00	N/A	08/06/29	--	36,480,000.00	36,480,000.00	01/06/25
39	30520975	RT	Las Vegas	NV	Actual/360	3.750%	16,651.61	9,931.22	0.00	N/A	09/06/29	--	5,156,626.45	5,146,695.23	01/06/25
33	30520978	OF	Phoenix	AZ	Actual/360	3.530%	28,649.38	0.00	0.00	N/A	09/06/29	--	9,425,000.00	9,425,000.00	01/06/25
32	30520980	MF	Seattle	WA	Actual/360	3.610%	31,428.06	0.00	0.00	N/A	09/06/29	--	10,110,000.00	10,110,000.00	01/06/25
7	30520982	OF	San Antonio	TX	Actual/360	3.650%	110,006.94	0.00	0.00	N/A	09/06/29	--	35,000,000.00	35,000,000.00	01/06/25
2	30520986	RT	Philadelphia	PA	Actual/360	3.480%	149,833.33	0.00	0.00	N/A	10/05/29	--	50,000,000.00	50,000,000.00	01/06/25
10	30520987	RT	Denver	CO	Actual/360	3.520%	84,612.84	41,432.48	0.00	N/A	10/06/26	--	27,914,793.03	27,873,360.55	01/06/25
Totals							2,732,874.68	345,193.63	0.00				830,343,090.25	829,997,896.62
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4	23,373,748.29	22,590,306.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	23,373,748.29	22,590,306.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	77,761,843.36	97,306,607.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,036,122.88	13,185,024.23	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	21,928,887.04	22,399,548.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	4,034,750.83	5,838,740.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	4,034,750.83	5,838,740.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,578,890.35	2,701,405.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,499,181.00	10,542,200.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,350,790.84	761,081.11	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	8,000,345.00	7,105,106.00	01/01/24	09/30/24	--	0.00	0.00	128,588.78	128,588.78	0.00	0.00
12	1,838,728.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,290,645.84	4,733,701.53	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	2,265,511.66	01/01/24	06/30/24	--	0.00	0.00	109,432.27	109,432.27	0.00	0.00
18	3,054,171.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,573,594.04	1,800,009.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,401,343.45	0.00	--	--	--	0.00	0.00	65,794.27	65,794.27	0.00	0.00
21	1,566,399.12	1,543,429.42	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,661,586.48	1,777,891.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	47,114.83	47,114.83	0.00	0.00
26	1,208,409.57	1,139,012.18	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,249,696.98	1,185,319.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,006,984.30	255,307.43	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	77,099.00	0.00
29	1,535,751.23	1,508,701.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,729,860.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	598,500.00	598,500.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	979,669.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	736,067.31	651,849.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	676,347.40	655,285.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	721,573.35	816,893.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	534,796.48	519,665.38	01/01/24	09/30/24	--	0.00	0.00	23,419.75	23,419.75	0.00	0.00
41	751,354.77	883,564.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	498,020.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	424,801.88	443,866.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	321,854.14	284,167.72	01/01/24	09/30/24	--	0.00	0.00	17,409.95	17,409.95	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	22,564.68	22,564.68	0.00	0.00	Full Defeasance
46	465,898.62	489,616.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	671,339.92	624,498.45	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	520,000.13	593,545.22	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	206,775.73	179,381.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,611,234.00	13,255,665.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	727,025.14	827,230.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	989,834.34	843,335.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	720,553.25	562,546.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,416,375.34	13,371,986.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,597,145.34	3,936,299.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,663,058.77	3,489,198.31	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	259,922,456.35	270,095,044.80				0.00	0.00	414,324.53	414,324.53	77,099.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.822006%	3.804209%	55
12/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.822108%	3.804310%	56
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.822216%	3.804418%	57
10/11/24	0	0.00	0	0.00	0	0.00	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.822317%	3.804518%	58
09/12/24	0	0.00	0	0.00	0	0.00	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.822440%	3.804641%	59
08/12/24	0	0.00	0	0.00	0	0.00	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.822555%	3.804755%	60
07/12/24	0	0.00	0	0.00	0	0.00	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.822669%	3.804869%	61
06/12/24	0	0.00	0	0.00	0	0.00	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.822791%	3.804990%	62
05/10/24	0	0.00	0	0.00	0	0.00	1	26,000,000.00	0	0.00	0	0.00	2	2,161,487.07	0	0.00	3.822904%	3.805103%	63
04/12/24	0	0.00	0	0.00	0	0.00	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.823635%	3.805838%	64
03/12/24	0	0.00	0	0.00	0	0.00	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.823747%	3.805949%	65
02/12/24	0	0.00	0	0.00	0	0.00	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.823874%	3.806076%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
11	30316989	12/06/24	0	A	128,588.78	128,588.78	0.00		24,089,145.08
17	30316997	12/06/24	0	A	109,432.27	109,432.27	4,000.00		20,048,443.60
20	30317000	12/06/24	0	A	65,794.27	65,794.27	0.00		18,750,000.00
25	30317005	12/06/24	0	A	47,114.83	47,114.83	0.00		13,200,000.00
40	30317017	12/06/24	0	A	23,419.75	23,419.75	1,000.00		4,798,208.42
44	30317021	12/06/24	0	A	17,409.95	17,409.95	5,500.00		4,400,000.00
45	30317022	12/06/24	0	A	22,564.68	22,564.68	0.00		4,017,003.64
Totals					414,324.53	414,324.53	10,500.00		89,302,800.74
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		27,873,361	27,873,361	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		802,124,536	802,124,536	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	829,997,897	829,997,897	0	0	0	0
Dec-24	830,343,090	830,343,090	0	0	0	0
Nov-24	830,709,320	830,709,320	0	0	0	0
Oct-24	831,052,030	831,052,030	0	0	0	0
Sep-24	831,372,081	831,372,081	0	0	0	0
Aug-24	831,671,409	831,671,409	0	0	0	0
Jul-24	831,969,673	831,969,673	0	0	0	0
Jun-24	832,286,568	832,286,568	0	0	0	0
May-24	832,582,645	832,582,645	0	0	0	0
Apr-24	835,058,919	835,058,919	0	0	0	0
Mar-24	835,352,826	835,352,826	0	0	0	0
Feb-24	835,685,354	835,685,354	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	30316997	0.00	4.35000%	0.00	4.35000%	10	02/04/21	02/04/21	03/09/21
18	30316998	20,662,033.55	4.10000%	20,626,416.75 4.10000%		8	10/12/20	10/12/20	10/23/20
Totals		20,662,033.55		20,626,416.75
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	1,252.92	0.00	0.00	0.00	480.18	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	761.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	911.27	0.00	0.00	0.00	1,671.29	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	586.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	279.79	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.41	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(137.41)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	3,512.33	0.00	0.00	0.00	2,302.26	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,814.59

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Supplemental Notes
None

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